Other long-term assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Other Non Current Assets [Abstract]
Restricted cash	$ 700	$ 510
Prepaid expenses and deposits	4,435	5,486
Commission asset	20,554	18,877
Contract asset	12,521	15,689
Total other long-term assets	$ 38,210	$ 40,562